Revenues (Details) - Schedule of Timing of Revenue Recognition - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues (Details) - Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	$ 29,702	$ 21,531
Goods and services transferred over time [Member]
Revenues (Details) - Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	2,140	1,508
Goods transferred at a point in time [Member]
Revenues (Details) - Schedule of Timing of Revenue Recognition [Line Items]
Total revenues	$ 27,562	$ 20,023